UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2014

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 10

Financial Statements  page 51

Notes to Financial Statements  page 65

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

Seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	5.11%	2.26%	9.76%	6.33%	—%
With 4.50% Maximum Sales Charge	0.37	-2.36	8.75	5.84	—

Class B (Inception 9/13/93)
NAV	4.68	1.45	8.93	5.54	—
With CDSC[1]	-0.32	-3.46	8.65	5.54	—

Class C (Inception 12/30/94)
NAV	4.71	1.55	8.94	5.54	—
With CDSC[1]	3.71	0.57	8.94	5.54	—

Class N (Inception 2/1/13)
NAV	5.33	2.63	—	—	2.75

Class Y (Inception 12/30/94)
NAV	5.20	2.50	10.05	6.61	—

COMPARATIVE PERFORMANCE
Barclays U.S. Aggregate Bond Index[2]	1.70	-0.10	4.80	4.46	0.49

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class B	NEHBX
Loomis, Sayles & Company, L.P.	Class C	NEHCX
	Class Y	NEHYX

Objective

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20144

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	6.46%	4.66%	15.40%	7.85%
With 4.50% Maximum Sales Charge	1.60	-0.12	14.31	7.36

Class B (Inception 9/20/93)
NAV	6.00	3.80	14.58	7.05
With CDSC[2]	1.10	-0.88	14.35	7.05

Class C (Inception 3/2/98)
NAV	6.05	3.87	14.57	7.06
With CDSC[2]	5.07	2.93	14.57	7.06

Class Y (Inception 2/29/08)[1]
NAV	6.61	4.72	15.65	8.00

COMPARATIVE PERFORMANCE
Barclays U.S. Corporate High-Yield Bond Index[3]	6.67	7.54	18.25	8.68

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Class A	LSIAX
David W. Rolley, CFA®	Class C	LSICX
Lynda L. Schweitzer, CFA®	Class Y	LSIYX
Loomis, Sayles & Company, L.P.

Objective

Seeks high total return through a combination of high current income and capital appreciation

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 2/1/08)
NAV	2.20%	2.42%	7.76%	4.77%
With 4.50% Maximum Sales Charge	-2.38	-2.16	6.77	3.99

Class C (Inception 2/1/08)
NAV	1.73	1.68	6.96	3.97
With CDSC[1]	0.75	0.70	6.96	3.97

Class Y (Inception 2/1/08)
NAV	2.23	2.62	8.01	5.01

COMPARATIVE PERFORMANCE
Barclays Global Aggregate ex-USD Bond Index[2]	2.05	3.24	5.25	3.44

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class B	NELBX
Kurt L. Wagner, CFA®, CIC	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

Seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.83%	-0.27%	3.33%	3.34%
With 3.00% Maximum Sales Charge	-2.18	-3.26	2.70	3.02

Class B (Inception 9/27/93)
NAV	0.46	-0.93	2.58	2.57
With CDSC[1]	-4.53	-5.81	2.22	2.57

Class C (Inception 12/30/94)
NAV	0.46	-1.01	2.58	2.57
With CDSC[1]	-0.54	-1.98	2.58	2.57

Class Y (Inception 3/31/94)
NAV	0.96	0.07	3.60	3.60

COMPARATIVE PERFORMANCE
Barclays U.S. 1-5 Year Government Bond Index[2]	0.19	-0.03	1.71	3.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,051.10	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class B
Actual	$1,000.00	$1,046.80	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class C
Actual	$1,000.00	$1,047.10	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$1,053.30	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32
Class Y
Actual	$1,000.00	$1,052.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 1.55%, 0.46% and 0.55% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,064.60	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B
Actual	$1,000.00	$1,060.00	$9.76
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C
Actual	$1,000.00	$1,060.50	$9.76
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class Y
Actual	$1,000.00	$1,066.10	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) : 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period) .

LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,022.00	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,017.30	$9.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$1,022.30	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,008.30	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class B
Actual	$1,000.00	$1,004.60	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class C
Actual	$1,000.00	$1,004.60	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class Y
Actual	$1,000.00	$1,009.60	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.24	$2.72

*	Expenses are equal to the Fund’s annualized expense ratio: 0.80%, 1.55%, 1.55% and 0.54% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period) .

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.3% of Net Assets
Non-Convertible Bonds — 92.2%
	ABS Car Loan — 1.2%
$2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	$2,351,084
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,863,387
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,960,181
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,527,535
193,468	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	199,072
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,487,193
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,151,498
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,906,847

		16,446,797

	ABS Home Equity — 0.4%
323,382	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	330,141
6,532,531	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	5,900,398

		6,230,539

	ABS Other — 0.6%
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,765,762

	Aerospace & Defense — 0.3%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,393,700
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,668,700

		4,062,400

	Airlines — 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,317,850
1,062,722	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,147,740

		4,465,590

	Automotive — 1.8%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	692,431
1,300,000	Ford Motor Credit Co. LLC, 2.875%, 10/01/2018	1,324,405
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,702,903
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(b)	6,451,630
4,900,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,586,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,396,062

		25,153,431

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — 5.8%
$2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	$2,600,862
8,150,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	8,577,875
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,830,694
12,035,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	12,092,407
3,190,000	Bank of America Corp., 2.650%, 4/01/2019	3,200,173
6,015,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(b)	6,632,410
6,665,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	6,698,325
3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	3,809,649
1,845,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	2,092,080
1,355,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	1,555,959
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,072,320
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,671,707
2,890,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	3,408,206
6,090,000	Morgan Stanley, 5.750%, 1/25/2021	6,975,431
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	710,506
1,660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	1,875,584
3,535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	4,120,965
6,220,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	6,266,650

		82,191,803

	Chemicals — 2.0%
7,355,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	7,014,831
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,367,746
575,000	Methanex Corp., 5.250%, 3/01/2022	622,609
5,360,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,266,200
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,411,050
4,190,000	PolyOne Corp., 5.250%, 3/15/2023	4,210,950
840,000	RPM International, Inc., 3.450%, 11/15/2022	790,494
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,161,500

		27,845,380

	Commercial Mortgage-Backed Securities — 4.9%
81,341	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.611%, 4/10/2049(c)	82,302
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.601%, 4/10/2049(c)	1,844,510
144,401	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.664%, 6/11/2040(c)	144,189
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.133%, 12/10/2049(c)	1,125,258
39,510	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	39,516
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	6,568,521
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/2039(c)	3,825,472
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,058,085

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.978%, 2/15/2041(c)	$6,504,480
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.904%, 2/15/2027, 144A(c)	3,299,270
415,554	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.820%, 7/10/2038(c)	451,672
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,021,764
2,055,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,288,886
8,460,539	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(c)	9,382,027
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,275,310
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,540,895
2,650,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.815%, 6/15/2049(c)	2,929,827
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	3,303,324
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.577%, 4/12/2049(c)	1,189,998
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,056,159
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,238,717
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.648%, 6/11/2042(c)	341,339
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(c)	1,352,607
942,223	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,023,128
2,345,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	2,595,598

		70,482,854

	Consumer Cyclical Services — 0.2%
2,165,000	Service Corp. International, 5.375%, 1/15/2022, 144A	2,192,063

	Consumer Products — 0.4%
1,110,000	Avon Products, Inc., 4.600%, 3/15/2020	1,128,373
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,951,498

		5,079,871

	Diversified Manufacturing — 0.6%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,360,819
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	7,632,900

		8,993,719

	Electric — 1.3%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,664,400
4,415,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	4,554,072
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,384,696
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,068,075
4,435,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	4,191,075
3,740,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,684,338

		18,546,656

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Entertainment — 0.2%
$2,275,000	Regal Entertainment Group, 5.750%, 3/15/2022	$2,343,250

	Financial Other — 0.5%
7,920,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,375,500

	Food & Beverage — 1.1%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,575,600
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,259,600
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,353,750
1,070,000	Post Holdings, Inc., 7.375%, 2/15/2022, 144A	1,150,250
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	3,861,619

		15,200,819

	Government Owned – No Guarantee — 7.5%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,387,852
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	7,152,668
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,666,878
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,205,472
4,945,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	5,581,669
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	733,994
5,620,000	Ecopetrol S.A., 7.375%, 9/18/2043	6,413,825
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,135,638
15,160,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,831,144
4,395,000	Federal National Mortgage Association, 7.250%, 5/15/2030	6,336,043
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,593,600
13,790,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	11,669,787
3,675,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	3,107,393
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	7,035,550
1,350,000	Petroleos Mexicanos, 3.125%, 1/23/2019, 144A	1,382,400
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,255,375
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,170,675
2,895,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	3,105,177
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,684,309
11,825,000	Tennessee Valley Authority, 3.500%, 12/15/2042	10,113,686

		106,563,135

	Healthcare — 1.0%
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,691,390
7,830,000	HCA, Inc., 7.500%, 2/15/2022	8,945,775
575,000	HCA, Inc., 7.500%, 12/15/2023	623,875
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,395,238

		14,656,278

	Home Construction — 0.2%
3,460,000	KB Home, 4.750%, 5/15/2019	3,485,950

	Hybrid ARMs — 0.0%
117,632	FHLMC, 2.375%, 11/01/2036(c)	125,791
128,871	FNMA, 1.909%, 2/01/2037(c)	137,839

		263,630

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 1.1%
$900,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$951,750
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,349,687
4,030,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,009,850
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,458,200
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,780,838

		15,550,325

	Industrial Other — 1.8%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,509,600
1,650,000	CBRE Services, Inc., 5.000%, 3/15/2023	1,652,062
9,170,000	Deluxe Corp., 6.000%, 11/15/2020	9,628,500
4,525,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	4,338,344
8,290,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	8,749,581

		25,878,087

	Integrated Energy — 0.4%
4,900,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	5,083,750

	Media Cable — 1.3%
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	3,964,513
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,142,900
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	515,767
2,775,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,547,383
2,925,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,049,634
1,758,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	1,904,899
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,994,500

		18,119,596

	Media Non-Cable — 0.8%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,073,942
1,835,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	1,990,975
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,733,820

		10,798,737

	Metals & Mining — 2.2%
3,650,000	Alcoa, Inc., 6.150%, 8/15/2020	3,977,529
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,375,971
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,344,000
6,535,000	ArcelorMittal, 7.250%, 3/01/2041	6,559,506
485,000	ArcelorMittal, 7.500%, 10/15/2039	501,369
4,110,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	4,098,204
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,039,690
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,820,875
1,660,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	1,670,375
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,470,288

		31,857,807

	Mortgage Related — 10.3%
4,190,606	FHLMC, 3.000%, 11/01/2042	4,045,787
15,781,463	FHLMC, 3.500%, with various maturities in 2043(d)	15,878,007

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$2,826,960	FHLMC, 4.000%, 8/01/2043	$2,933,773
313,479	FHLMC, 5.000%, 8/01/2035	341,140
4,078,125	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	4,469,373
33,744	FHLMC, 6.000%, 6/01/2035	37,965
682,028	FNMA, 3.000%, 5/01/2027	701,351
7,007,165	FNMA, 3.500%, with various maturities in 2042(d)	7,054,567
1,199,427	FNMA, 4.500%, 8/01/2039	1,285,401
6,472,721	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	7,082,850
554,024	FNMA, 5.500%, 9/01/2036	616,097
1,255,997	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	1,396,392
47,043	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	52,877
61,512	FNMA, 7.000%, with various maturities in 2030(d)	68,143
72,086	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	83,028
6,920,000	FNMA (TBA), 3.000%, 5/01/2029(e)	7,088,675
2,150,000	FNMA (TBA), 3.500%, 5/01/2029(e)	2,248,430
55,025,000	FNMA (TBA), 4.000%, 4/01/2044(e)	57,191,609
17,195,000	FNMA (TBA), 4.500%, 4/01/2044(e)	18,342,230
1,071,281	GNMA, 4.499%, 12/20/2062	1,176,036
1,114,339	GNMA, 4.538%, 11/20/2062	1,224,734
2,309,869	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,534,387
1,205,162	GNMA, 4.627%, 1/20/2064	1,339,980
948,814	GNMA, 4.668%, 5/20/2062	1,041,501
366,686	GNMA, 4.673%, 3/20/2062	402,488
3,779,052	GNMA, 4.676%, 4/20/2062	4,156,213
1,019,625	GNMA, 4.698%, 7/20/2061	1,112,280
729,384	GNMA, 4.700%, 10/20/2061	797,725
1,203,619	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,334,197
195,178	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	221,059
157,377	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	178,105
112,844	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	121,847
44,164	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	49,808
12,014	GNMA, 8.000%, 11/15/2029	12,265
48,742	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	49,576
2,394	GNMA, 9.000%, with various maturities in 2016(d)	2,405
3,901	GNMA, 11.500%, with various maturities in 2015(d)	3,922

		146,676,223

	Non-Captive Consumer — 1.5%
5,390,000	SLM Corp., 4.875%, 6/17/2019	5,477,189
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,199,000
5,510,000	SLM Corp., MTN, 6.125%, 3/25/2024	5,503,112
6,560,000	SLM Corp., MTN, 6.250%, 1/25/2016	7,052,000
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	118,868
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,336,463

		20,686,632

	Non-Captive Diversified — 1.7%
3,250,000	CIT Group, Inc., 5.375%, 5/15/2020	3,485,625
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	7,435,800

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$3,950,000	International Lease Finance Corp., 5.750%, 5/15/2016	$4,248,738
8,500,000	International Lease Finance Corp., 6.250%, 5/15/2019	9,371,250

		24,541,413

	Oil Field Services — 2.3%
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,618,924
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,796,656
5,895,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	6,134,673
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,089,000
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,615,431
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,393,550
8,495,000	Transocean, Inc., 6.500%, 11/15/2020	9,539,265

		33,187,499

	Packaging — 0.4%
3,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,307,750
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,772,788

		6,080,538

	Paper — 0.6%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,793,589
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,128,759
4,015,000	Rock-Tenn Co., 4.000%, 3/01/2023	4,037,135

		8,959,483

	Pharmaceuticals — 1.1%
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	140,075
3,170,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	3,368,125
11,450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,366,000

		15,874,200

	Pipelines — 1.8%
8,665,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	9,388,900
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,859,113
4,295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	4,456,062
8,510,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	7,744,100

		25,448,175

	Property & Casualty Insurance — 0.3%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,636,111

	Refining — 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,598,055
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	6,862,065

		10,460,120

	Retailers — 0.9%
8,475,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	8,774,278
4,205,000	SACI Falabella, 3.750%, 4/30/2023, 144A	4,000,864

		12,775,142

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 1.9%
$6,685,000	Brazilian Government International Bond, 4.250%, 1/07/2025	$6,467,737
6,230,000	Indonesia Government International Bond, 6.750%, 1/15/2044, 144A	6,814,062
1,261,000	Mexico Government International Bond, 5.550%, 1/21/2045	1,339,813
4,454,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	5,066,425
1,655,000	Philippine Government International Bond, 4.200%, 1/21/2024	1,708,788
5,160,000	South Africa Government International Bond, 5.875%, 9/16/2025	5,547,000

		26,943,825

	Supermarkets — 0.5%
6,685,000	Delhaize Group S.A., 4.125%, 4/10/2019	6,928,287

	Supranational — 0.9%
31,365,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)	13,495,659

	Technology — 1.2%
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	4,969,983
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,239,750
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,251,637
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,812,104
3,620,000	Hewlett-Packard Co., 2.750%, 1/14/2019	3,643,939
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	72,552
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	411,326

		17,401,291

	Textile — 0.1%
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,215,000

	Tobacco — 0.7%
8,005,000	Reynolds American, Inc., 7.250%, 6/15/2037	9,917,843

	Treasuries — 20.0%
7,300,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	11,889,601
6,480,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(l)	51,764,854
224,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	4,770,208
300,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,790,054
5,540,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	8,223,398
19,285,000	Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)	29,914,473
1,720,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	2,815,271
3,530,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	5,893,157
15,920,000	U.S. Treasury Bond, 3.750%, 11/15/2043	16,482,167
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,130,510
112,965,000	U.S. Treasury Note, 0.250%, 9/30/2015(l)	113,009,169
22,870,000	U.S. Treasury Note, 0.375%, 6/30/2015	22,929,851
6,610,000	U.S. Treasury Note, 1.250%, 10/31/2018	6,504,650

		285,117,363

	Wireless — 2.8%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,541,176
6,810,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,767,438
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,769,687
5,960,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	5,900,877

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	$3,848,491
3,780,000	Softbank Corp., 4.500%, 4/15/2020, 144A	3,761,100
12,180,000	Sprint Capital Corp., 6.875%, 11/15/2028	11,814,600

		40,403,369

	Wirelines — 4.6%
5,757,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(f)	5,735,411
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,170,831
4,275,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	4,189,500
9,458,000	Embarq Corp., 7.995%, 6/01/2036	9,868,411
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,586,812
5,050,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,870,625
2,420,000	Frontier Communications Corp., 8.750%, 4/15/2022	2,761,825
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	424,338
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,205,293
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,268,750
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,355,853
2,296,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,524,064
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,248,840
4,825,000	Verizon Communications, Inc., 3.650%, 9/14/2018	5,136,367
1,585,000	Verizon Communications, Inc., 5.050%, 3/15/2034	1,626,010
5,910,000	Windstream Corp., 7.500%, 4/01/2023	6,205,500

		66,178,430

	Total Non-Convertible Bonds (Identified Cost $1,289,039,892)	1,313,560,332

Convertible Bonds — 0.1%
	Wirelines — 0.1%
13,238,400	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A (MXN)(f)(g)(h)(i) (Identified Cost $1,328,524)	1,706,840

	Total Bonds and Notes (Identified Cost $1,290,368,416)	1,315,267,172

Senior Loans — 3.2%
	Automotive — 0.4%
1,158,113	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.863%, 4/27/2020(j)	1,158,113
280,000	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(c)	278,600
4,816,350	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(c)	4,828,391

		6,265,104

	Building Materials — 0.2%
2,985,000	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	2,974,881

	Chemicals — 0.3%
3,776,677	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 4.000%, 2/01/2020(c)	3,776,677

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.2%
$3,017,915	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	$3,029,232

	Electric — 0.4%
5,442,494	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(c)	5,389,756

	Entertainment — 0.3%
4,017,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(c)	4,013,133

	Food & Beverage — 0.4%
6,150,000	Aramark Corp., USD Term Loan F, 3.250%, 2/24/2021(c)	6,087,209

	Media Cable — 0.3%
3,649,423	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(c)	3,615,665

	Metals & Mining — 0.2%
3,631,612	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(c)	3,576,121

	Pharmaceuticals — 0.3%
3,917,963	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 2/27/2021(k)	3,913,888

	Technology — 0.2%
2,780,691	Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 1/30/2019(c)	2,792,426

	Total Senior Loans (Identified Cost $45,410,746)	45,434,092

Shares
Preferred Stocks — 0.8%
	Banking — 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,864,777
532	Ally Financial, Inc., Series G, 7.000%, 144A	525,450

		2,390,227

	Media Cable — 0.6%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A	9,034,450

	Non-Captive Consumer — 0.0%
5,510	SLM Corp., Series A, 6.970%	268,613

	Total Preferred Stocks (Identified Cost $11,013,801)	11,693,290

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 9.1%
$287,586	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $287,586 on 4/01/2014 collateralized by $315,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $296,056 including accrued interest (Note 2 of Notes to Financial Statements)	$287,586
129,787,848	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $129,787,848 on 4/01/2014 collateralized by $130,750,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $132,384,375 including accrued interest (Note 2 of Notes to Financial Statements)	129,787,848

	Total Short-Term Investments (Identified Cost $130,075,434)	130,075,434

	Total Investments — 105.4% (Identified Cost $1,476,868,397)(a)	1,502,469,988
	Other assets less liabilities — (5.4)%	(77,403,295)

	Net Assets — 100.0%	$1,425,066,693

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,481,041,582 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,264,481
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,836,075)

	Net unrealized appreciation	$21,428,406

(b)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At March 31, 2014, the value of this security amounted to $1,706,840 or 0.1% of net assets.
(h)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of this security amounted to $1,706,840 or 0.1% of net assets.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2014.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2014 and does not take effect until settlement date.
(l)	A portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $370,232,299 or 26.0% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	20.0%
Mortgage Related	10.3
Government Owned – No Guarantee	7.5
Banking	6.0
Commercial Mortgage-Backed Securities	4.9
Wirelines	4.7
Wireless	2.8
Metals & Mining	2.4
Oil Field Services	2.3
Chemicals	2.3
Automotive	2.2
Media Cable	2.2
Other Investments, less than 2% each	28.7
Short-Term Investments	9.1

Total Investments	105.4
Other assets less liabilities	(5.4)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.4% of Net Assets
Non-Convertible Bonds — 73.5%
	ABS Credit Card — 0.6%
$600,000	American Express Credit Account Master Trust, Series 2012-1, Class A, 0.425%, 1/15/2020(b)	$600,582
245,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.585%, 8/15/2019(b)	245,988
145,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.435%, 4/15/2020(b)	144,529

		991,099

	ABS Home Equity — 5.9%
276,188	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.830%, 9/25/2045(b)	257,832
304,422	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	312,384
206,959	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	213,298
326,880	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.604%, 7/25/2037, 144A(b)	206,779
245,430	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	251,921
53,854	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.725%, 2/25/2035(b)	53,841
124,849	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.860%, 11/25/2034(b)	123,043
134,384	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	137,385
102,679	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035(b)	98,843
94,333	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	84,177
585,526	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	579,019
294,377	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	200,263
792,566	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.556%, 4/25/2035(b)	577,807
340,084	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.424%, 4/25/2035(b)	278,602
491,637	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.596%, 11/20/2035(b)	467,094
368,338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	338,577
82,926	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	85,597
419,436	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.869%, 6/19/2035(b)	417,839
333,588	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.108%, 7/19/2035(b)	307,403

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$472,027	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.224%, 12/25/2046(b)	$262,329
85,222	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.761%, 12/25/2034(b)	76,210
575,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.679%, 9/25/2035(b)	568,978
190,957	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	162,399
103,180	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.498%, 3/25/2036(b)	83,127
421,247	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A11, 6.000%, 1/25/2036	370,886
430,511	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.654%, 1/25/2036(b)(c)	303,705
173,731	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	174,985
499,908	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.626%, 3/25/2035(b)	444,200
557,680	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.314%, 1/25/2047(b)	401,316
497,786	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	361,317
108,972	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.676%, 5/25/2036(b)	97,446
450,358	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	364,472
349,061	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	359,293
603,250	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.034%, 1/25/2047(b)	543,625
115,908	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.889%, 4/25/2047(b)	103,699
569,961	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.089%, 8/25/2046(b)	389,580

		10,059,271

	ABS Other — 0.4%
214,415	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	230,685
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	450,000

		680,685

	Aerospace & Defense — 1.4%
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,353,750
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	897,750
200,000	Oshkosh Corp., 5.375%, 3/01/2022, 144A	203,500

		2,455,000

	Airlines — 1.6%
828,277	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	863,479
400,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	405,036
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	363,544
4,753	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	4,904

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	$211,345
166,240	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	180,054
265,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	266,818
151,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	156,884
240,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	244,894

		2,696,958

	Automotive — 1.5%
2,315,000	General Motors Co., 4.875%, 10/02/2023, 144A	2,372,875
125,000	General Motors Co., 6.250%, 10/02/2043, 144A	135,312
85,000	Lear Corp., 5.375%, 3/15/2024	86,488

		2,594,675

	Banking — 3.1%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	854,947
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	850,594
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	890,337
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	78,130
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	916,240
250,000	Societe General S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, (EUR)(d)	413,295
1,345,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,340,330

		5,343,873

	Building Materials — 2.1%
296,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	318,200
1,280,000	HD Supply, Inc., 7.500%, 7/15/2020	1,396,800
50,000	Masco Corp., 6.500%, 8/15/2032	50,875
345,000	Masco Corp., 7.750%, 8/01/2029	385,303
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	897,500
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	331,203
240,000	USG Corp., 5.875%, 11/01/2021, 144A	255,600

		3,635,481

	Chemicals — 3.3%
600,000	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	652,500
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	271,294
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,328,800
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	884,000
200,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	204,250
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	696,118
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020	1,644,000

		5,680,962

	Collateralized Mortgage Obligations — 0.0%
72,498	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.633%, 1/25/2036(b)	70,869

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — 1.9%
$1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	$1,745,033
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	814,578
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	130,686
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.577%, 4/12/2049(b)	569,889

		3,260,186

	Construction Machinery — 0.2%
60,000	BlueLine Rental Finance Corp., 7.000%, 2/01/2019, 144A	63,450
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	205,500

		268,950

	Consumer Cyclical Services — 1.0%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	651,131
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,047,094

		1,698,225

	Consumer Products — 0.5%
900,000	Visant Corp., 10.000%, 10/01/2017	896,625

	Electric — 1.2%
415,000	Calpine Corp., 6.000%, 1/15/2022, 144A	435,750
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,685,394
14,937	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	15,908

		2,137,052

	Entertainment — 0.1%
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	163,458

	Environmental — 0.2%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	277,313

	Financial Other — 1.0%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019, 144A	707,163
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022, 144A	182,700
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	828,120

		1,717,983

	Food & Beverage — 0.7%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	653,283
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	227,413
250,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	251,563

		1,132,259

	Gaming — 0.7%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018, 144A	102,625
285,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020, 144A	292,481
740,000	MGM Resorts International, 6.750%, 10/01/2020	820,475

		1,215,581

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 0.3%
$530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	$546,038

	Healthcare — 3.5%
305,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	317,962
240,000	Catamaran Corp., 4.750%, 3/15/2021	243,300
585,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	611,325
465,000	DaVita HealthCare Partners, Inc., 5.750%, 8/15/2022	494,644
170,000	HCA, Inc., 7.050%, 12/01/2027	168,938
640,000	HCA, Inc., 7.500%, 12/15/2023	694,400
125,000	HCA, Inc., 7.500%, 11/06/2033	128,125
470,000	HCA, Inc., 7.690%, 6/15/2025	501,725
480,000	HCA, Inc., 8.360%, 4/15/2024	542,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	865,100
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	525,300
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	316,437
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	571,500

		5,981,156

	Home Construction — 4.3%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	893,588
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	153,000
1,460,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(e)	162,425
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	671,250
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	561,250
345,000	KB Home, 7.000%, 12/15/2021	371,306
880,000	KB Home, 7.250%, 6/15/2018	990,000
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(f)	2,923,387
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	485,100
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	82,775
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(e)	22,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	121,000

		7,437,081

	Independent Energy — 2.7%
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	119,313
400,000	Halcon Resources Corp., 9.750%, 7/15/2020	431,000
180,000	Jones Energy Holdings/FIN Co., 6.750%, 4/01/2022, 144A	183,375
220,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	227,700
135,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	142,762
4,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	198,000
795,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	39,750
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,467,287
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	864,675
920,000	SM Energy Co., 5.000%, 1/15/2024, 144A	894,700
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	120,750

		4,689,312

	Integrated Energy — 0.5%
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	830,000

	Local Authorities — 0.9%
1,085,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,546,450

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.1%
$180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	$200,700

	Media Cable — 1.5%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	457,187
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	424,625
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	14,888
685,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	1,137,146
130,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	204,392
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	379,687

		2,617,925

	Media Non-Cable — 0.4%
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	52,875
355,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	373,638
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	243,800

		670,313

	Metals & Mining — 2.2%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,403,981
510,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	469,200
495,000	Barrick Gold Corp., 3.850%, 4/01/2022	472,813
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	509,850

		3,855,844

	Non-Captive Consumer — 2.3%
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	540,000
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,206,937
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,229,325
445,000	Springleaf Finance Corp., 8.250%, 10/01/2023	496,175
445,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	488,388

		3,960,825

	Non-Captive Diversified — 0.9%
340,000	CIT Group, Inc., 3.875%, 2/19/2019	343,720
65,000	CIT Group, Inc., 5.000%, 8/15/2022	67,438
105,000	CIT Group, Inc., 5.000%, 8/01/2023	107,362
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	613,519
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	461,100

		1,593,139

	Oil Field Services — 1.0%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	792,050
655,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	710,675
75,000	Parker Drilling Co., 6.750%, 7/15/2022, 144A	77,250
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	157,712

		1,737,687

	Packaging — 0.6%
265,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II, 6.000%, 6/15/2017, 144A	274,275
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	758,775

		1,033,050

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 1.6%
$250,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	$266,875
1,540,000	Valeant Pharmaceuticals International 6.375%, 10/15/2020, 144A	1,663,200
530,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022, 144A	585,650
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	159,500
70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	78,750

		2,753,975

	Pipelines — 0.3%
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	443,063

	Property & Casualty Insurance — 0.5%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	839,055

	Refining — 0.1%
235,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022	249,100

	Retailers — 0.5%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	40,700
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	466,538
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	216,531
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	39,200
140,000	Toys R Us, Inc., 7.375%, 10/15/2018	112,000

		874,969

	Sovereigns — 0.9%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	433,837
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,031,291

		1,465,128

	Supermarkets — 0.5%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	165,025
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	677,875

		842,900

	Supranational — 1.9%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	880,247
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	845,718
88,390,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,482,750

		3,208,715

	Technology — 4.1%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,387,500
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,833,500
160,000	Amkor Technology, Inc., 6.375%, 10/01/2022	165,800
140,000	Amkor Technology, Inc., 6.625%, 6/01/2021	149,450
260,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	276,575
660,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	691,350
445,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	468,363
430,000	Equinix, Inc., 4.875%, 4/01/2020	439,675
400,000	First Data Corp., 10.625%, 6/15/2021	450,000
187,000	iGATE Corp., 4.750%, 4/15/2019, 144A	187,701

		7,049,914

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Textile — 1.2%
$2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	$1,986,312

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(g)	257,125

	Treasuries — 5.5%
165,000(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,253,337
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,050,475
116,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,009,870
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,823,933
99,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	879,905
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	230,237
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(f)	2,716,022
425,000	U.S. Treasury Note, 0.625%, 7/15/2014(h)	425,681

		9,389,460

	Wireless — 3.4%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	428,044
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	443,324
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(e)	90,000
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(f)	4,365,970
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	77,000
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	387,575

		5,791,913

	Wirelines — 4.2%
332,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	330,755
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	665,344
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,089,181
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,525
300,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	458,241
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	27,232
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	414,112
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019	664,744
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,181,287
450,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	419,625
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	337,237
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,613
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	90,950
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,361,652

		7,198,498

	Total Non-Convertible Bonds (Identified Cost $125,430,467)	126,026,152

Convertible Bonds — 11.9%
	Automotive — 0.6%
530,000	Ford Motor Co., 4.250%, 11/15/2016	959,631

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 1.8%
$640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	$910,400
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,105,094

		3,015,494

	Healthcare — 0.2%
255,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(i)	291,497
25,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	25,547

		317,044

	Home Construction — 2.1%
565,000	KB Home, 1.375%, 2/01/2019	580,538
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	968,575
530,000	Lennar Corp., 3.250%, 11/15/2021, 144A	943,731
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,147,000

		3,639,844

	Independent Energy — 0.5%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	814,000

	Metals & Mining — 0.9%
1,075,000	Peabody Energy Corp., 4.750%, 12/15/2066	869,407
125,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	135,156
440,000	United States Steel Corp., 2.750%, 4/01/2019	570,075

		1,574,638

	Oil Field Services — 0.6%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	1,075,528

	Pharmaceuticals — 1.6%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	63,546
79,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	87,690
464,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	498,800
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	979,847
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,047,553

		2,677,436

	REITs – Mortgage — 0.6%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	437,681
540,000	Redwood Trust, Inc., 4.625%, 4/15/2018	575,100

		1,012,781

	Retailers — 0.6%
658,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	776,851
235,000	priceline.com, Inc., 1.000%, 3/15/2018	332,672

		1,109,523

	Technology — 2.4%
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	202,909
1,065,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032(f)	2,676,478
224,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	245,420

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	$196,291
80,000	SanDisk Corp., 1.500%, 8/15/2017	131,550
355,000	Xilinx, Inc., 2.625%, 6/15/2017	665,625

		4,118,273

	Wirelines — 0.0%
379,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(g)(i)(j)(k)	48,865

	Total Convertible Bonds (Identified Cost $15,153,594)	20,363,057

	Total Bonds and Notes (Identified Cost $140,584,061)	146,389,209

Senior Loans — 1.6%
	Automotive — 0.3%
470,250	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	471,426

	Consumer Products — 0.0%
9,896	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,807

	Media Non-Cable — 0.0%
104,008	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	77,638

	Oil Field Services — 0.3%
552,549	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	561,661

	Other Utility — 0.2%
16,950	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(l)	16,851
12,750	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,675
233,238	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	231,878
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	94,050

		355,454

	Wirelines — 0.8%
1,237,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,275,293
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	25,550

		1,300,843

	Total Senior Loans (Identified Cost $2,743,418)	2,776,829

Shares
Preferred Stocks — 4.3%
Convertible Preferred Stocks — 2.2%
	Banking — 0.1%
94	Bank of America Corp., Series L, 7.250%	107,556

	Electric — 0.1%
4,162	NextEra Energy, Inc., 5.889%	255,255

	Independent Energy — 0.2%
390	Chesapeake Energy Corp., 5.000%	37,791
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	273,941

		311,732

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.5%
21,500	ArcelorMittal, 6.000%	$515,570
14,903	Cliffs Natural Resources, Inc., 7.000%	308,939

		824,509

	Pipelines — 0.2%
5,525	El Paso Energy Capital Trust I, 4.750%	282,051

	REITs – Diversified — 0.6%
7,337	Crown Castle International Corp., Series A, 4.500%	743,898
6,611	Weyerhaeuser Co., Series A, 6.375%	360,961

		1,104,859

	REITs – Mortgage — 0.3%
8,025	iStar Financial, Inc., Series J, 4.500%	515,606

	Utility Other — 0.2%
5,720	Dominion Resources, Inc., Series A, 6.125%	328,900

	Total Convertible Preferred Stocks (Identified Cost $3,436,009)	3,730,468

Non-Convertible Preferred Stocks — 2.1%
	Banking — 1.8%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,154,770
965	Ally Financial, Inc., Series G, 7.000%, 144A	953,118

		3,107,888

	Non-Captive Diversified — 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	309,683
7,500	iStar Financial, Inc., Series F, 7.800%	177,750
550	iStar Financial, Inc., Series G, 7.650%	12,953

		500,386

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,608,274

	Total Preferred Stocks (Identified Cost $6,715,870)	7,338,742

Common Stocks — 2.5%
	Automobiles — 1.6%
53,720	Ford Motor Co.	838,032
54,287	General Motors Co.	1,868,558

		2,706,590

	Diversified Telecommunication Services — 0.0%
593	Hawaiian Telcom Holdco, Inc.(m)	16,895

	Household Durables — 0.5%
46,500	KB Home	790,035

	Oil, Gas & Consumable Fuels — 0.3%
14,882	Kinder Morgan, Inc.	483,516

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(m)	$255,958

	Total Common Stocks (Identified Cost $3,793,145)	4,252,994

Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(j)(m)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(m)	39,846

	Total Warrants (Identified Cost $29,892)	39,846

Principal Amount (‡)
Short-Term Investments — 4.6%
$17,136	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $17,136 on 4/01/2014 collateralized by $20,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $18,797 including accrued interest (Notes 2 of Notes to Financial Statements)	17,136
7,900,278	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $7,900,278 on 4/01/2014 collateralized by $7,960,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $8,059,500 including accrued interest (Notes 2 of Notes to Financial Statements)	7,900,278

	Total Short-Term Investments (Identified Cost $7,917,414)	7,917,414

	Total Investments — 98.4% (Identified Cost $161,783,800)(a)	168,715,034
	Other assets less liabilities — 1.6%	2,735,110

	Net Assets — 100.0%	$171,450,144

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $161,908,619 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,358,596
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,552,181)

	Net unrealized appreciation	$6,806,415

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(g)	Illiquid security. At March 31, 2014, the value of these securities amounted to $305,990 or 0.2% of net assets.
(h)	A portion of this security has been pledged as initial margin for open futures contracts.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $48,865 or 0.0% of net assets.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(l)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(m)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $44,316,462 or 25.8% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	4/30/2014	Euro	700,000	$964,296	$10,000
Sell	4/30/2014	Euro	3,980,000	5,482,711	(36,877)

Total					$(26,877)

1 Counterparty is Barclays Bank PLC.

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	43	$5,728,408	$(27,714)

Industry Summary at March 31, 2014 (Unaudited)

Technology	6.5%
Home Construction	6.4
ABS Home Equity	5.9
Treasuries	5.5
Banking	5.0
Wirelines	5.0
Healthcare	3.7
Metals & Mining	3.6
Independent Energy	3.4
Wireless	3.4
Chemicals	3.3
Pharmaceuticals	3.2
Automotive	2.4
Non-Captive Consumer	2.3
Building Materials	2.1
Construction Machinery	2.0
Other Investments, less than 2% each	30.1
Short-Term Investments	4.6

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 97.0% of Net Assets
Non-Convertible Bonds — 96.8%
	Australia — 2.1%
60,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	$60,734
185,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	190,619

		251,353

	Belgium — 3.5%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	139,563
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	182,696
70,000	Belgium Government Bond, 8.000%, 3/28/2015, (EUR)	103,805

		426,064

	Canada — 2.7%
30,000	Bombardier, Inc., 4.750%, 4/15/2019, 144A	30,000
97,198	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	88,110
90,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)(b)	131,958
50,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	51,014
30,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	30,150

		331,232

	Finland — 3.4%
120,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	162,460
150,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	248,146

		410,606

	France — 6.5%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	76,143
100,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	150,219
295,000	French Treasury Note BTAN, 1.750%, 2/25/2017, (EUR)	422,782
100,000	Sanofi, EMTN, 1.875%, 9/04/2020, (EUR)	139,544

		788,688

	Germany — 6.9%
55,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	78,674
40,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	62,289
115,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	173,951
335,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	521,014

		835,928

	Hungary — 0.0%
4,000	Hungary Government International Bond, 5.375%, 3/25/2024	4,008

	Ireland — 1.5%
60,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	91,827
50,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	92,504

		184,331

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Italy — 8.8%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	$90,202
240,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	335,247
355,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	562,133
45,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	74,941

		1,062,523

	Japan — 24.3%
80,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	831,850
60,900,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	615,500
34,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	352,354
10,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	96,632
8,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	84,192
13,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	134,624
76,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	824,594

		2,939,746

	Jersey — 0.7%
50,000	Heathrow Funding Ltd., MTN, 5.225%, 2/15/2025, (GBP)	91,450

	Korea — 1.4%
1,000,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	166,104

	Luxembourg — 0.4%
50,000	ArcelorMittal, 6.000%, 3/01/2021	53,313

	Mexico — 3.1%
47,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	375,455

	Netherlands — 3.8%
50,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	70,370
55,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	79,839
90,000	Netherlands Government Bond, 4.500%, 7/15/2017, 144A, (EUR)	140,392
65,000	Petrobras Global Finance BV, 3.113%, 3/17/2020(c)	64,935
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	106,020

		461,556

	New Zealand — 0.3%
35,000	New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	31,188

	Norway — 1.6%
1,095,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	196,801

	Philippines — 0.9%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	115,119

	Poland — 1.6%
205,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	70,697
105,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	121,563

		192,260

	Singapore — 0.5%
75,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	62,493

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — 0.6%
755,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	$69,264

	Spain — 4.1%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	94,787
35,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	49,362
15,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	23,146
170,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	283,807
40,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	43,973

		495,075

	United Kingdom — 6.1%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	160,437
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	96,362
70,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	131,638
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	93,137
45,000	United Kingdom Gilt, 1.000%, 9/07/2017, (GBP)	74,086
55,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(e)	103,363
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	81,220

		740,243

	United States — 12.0%
25,000	Ally Financial, Inc., 3.500%, 7/18/2016	25,750
35,000	Ally Financial, Inc., 4.750%, 9/10/2018	37,013
130,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	131,940
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	76,029
50,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.780%, 8/17/2017, (EUR)(c)	68,772
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	92,442
20,000	Continental Resources, Inc., 4.500%, 4/15/2023	20,713
45,000	HCA, Inc., 8.360%, 4/15/2024	50,850
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	222,568
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	46,350
100,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	154,875
15,000	KB Home, 4.750%, 5/15/2019	15,113
75,000	Sprint Communications, Inc., 6.000%, 11/15/2022	76,406
5,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	4,590
5,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	5,213
5,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	5,807
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	17,778
5,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	6,247
10,000	U.S. Treasury Note, 0.125%, 7/31/2014(d)	10,002
160,000	U.S. Treasury Note, 0.125%, 12/31/2014	160,037
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	48,544
45,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	45,338
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	25,647

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	$31,725
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	71,473

		1,451,222

	Total Non-Convertible Bonds (Identified Cost $12,030,266)	11,736,022

Convertible Bonds — 0.2%
	United States — 0.2%
20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,907)	23,537

	Total Bonds and Notes (Identified Cost $12,051,173)	11,759,559

Shares
Preferred Stocks — 0.3%
	United States — 0.3%
64	Dominion Resources, Inc., Series B, 6.000%	3,697
164	Dominion Resources, Inc., Series A, 6.125%	9,430
326	iStar Financial, Inc., Series J, 4.500%	20,946

		34,073

	Total Preferred Stocks (Identified Cost $28,078)	34,073

Principal Amount (‡)
Short-Term Investments — 1.8%
$216,741	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $216,741 on 4/01/2014 collateralized by $220,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $222,750 including accrued interest (See Note 2 of Notes to Financial Statements) (Identified Cost $216,741)	216,741

	Total Investments — 99.1% (Identified Cost $12,295,992)(a)	12,010,373
	Other assets less liabilities — 0.9%	109,589

	Net Assets — 100.0%	$12,119,962

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized depreciation on investments based on a cost of $12,398,724 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$441,169
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(829,520)

	Net unrealized depreciation	$(388,351)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	Security has been pledged as initial margin for open futures contracts.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $945,201 or 7.8% of net assets.

EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/18/2014	Canadian Dollar	456,000	$411,728	$(3,082)
Buy[2]	4/21/2014	Chilean Peso	35,000,000	63,695	2,549
Buy[3]	6/18/2014	Euro	155,000	213,511	(1,400)
Buy[4]	5/16/2014	Japanese Yen	20,900,000	202,538	(1,338)
Buy[3]	6/11/2014	South Korean Won	247,100,000	231,328	1,745

Total					$(1,526)

1 Counterparty is UBS AG.

2 Counterparty is Credit Suisse International.

3 Counterparty is Barclays Bank PLC.

4 Counterparty is Bank of America, N.A.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/06/2014	5	$863,580	$1,437

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	56.8%
Government Guaranteed	6.9
Banking	3.7
Local Authorities	3.2
Media Non-Cable	2.4
Wirelines	2.3
Other Investments, less than 2% each	22.0
Short-Term Investments	1.8

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Currency Exposure Summary at March 31, 2014 (Unaudited)

Euro	41.2%
Japanese Yen	24.3
United States Dollar	10.4
British Pound	10.0
Mexican Peso	3.1
Australian Dollar	2.1
Other, less than 2% each	8.0

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
	ABS Car Loan — 2.3%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,211,486
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	914,849
1,275,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,275,550
1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,168,986
1,177,045	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	1,182,718
571,713	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	572,453
2,350,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	2,353,464
1,138,769	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,140,905
2,000,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class A3, 1.110%, 12/15/2017	2,010,704
13,827	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	13,832
2,558,502	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	2,579,671

		15,424,618

	ABS Credit Card — 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,093,609
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,506,593

		6,600,202

	ABS Home Equity — 0.1%
305,663	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	312,051
191,277	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028	195,586

		507,637

	ABS Other — 0.6%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	2,987,970
1,112,254	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,114,749

		4,102,719

	ABS Student Loan — 0.0%
283,367	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.757%, 9/20/2022(b)	283,192

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — 31.9%
$187,825	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.980%, 5/15/2023(b)	$194,981
120,216	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 2.080%, 8/15/2023(b)	124,620
446,060	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	495,249
679,296	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.555%, 11/15/2032(b)	681,382
3,214,161	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	3,446,972
4,834,249	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	5,097,856
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,028,398
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,821,948
4,783,100	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	4,958,582
7,809,179	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	8,475,793
3,496,328	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.522%, 6/15/2048(b)	3,693,720
4,482,436	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.443%, 12/15/2036(b)	4,708,561
307,016	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	318,631
142,737	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.150%, 9/25/2022(b)	149,414
117,792	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 2.230%, 4/25/2024(b)	122,668
2,493,937	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	2,606,728
2,015,426	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,226,798
4,535,059	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.885%, 8/25/2038(b)	4,576,461
104,440	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 2.070%, 4/25/2023(b)	108,560
1,965,133	FHLMC, 2.656%, 3/01/2038(b)	2,117,332
1,141,284	FHLMC, 2.693%, 12/01/2034(b)	1,223,792
1,390,581	FHLMC, 4.718%, 11/01/2038(b)	1,463,990
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,544,554
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,603,586
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,664,240

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	$716,765
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,633,341
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,949,637
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	33,690,918
11,100,605	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.504%, 4/25/2019(b)	11,088,872
6,770,647	FNMA, 2.202%, 9/01/2037(b)	7,183,024
1,831,530	FNMA, 2.270%, 9/01/2036(b)	1,950,052
1,045,580	FNMA, 2.275%, 10/01/2033(b)	1,110,489
4,659,019	FNMA, 2.284%, 11/01/2033(b)	4,932,684
589,387	FNMA, 2.424%, 8/01/2035(b)	631,519
2,391,115	FNMA, 2.443%, 4/01/2037(b)	2,552,190
5,546,643	FNMA, 2.559%, 7/01/2037(b)	5,947,588
1,252,222	FNMA, 4.736%, 8/01/2038(b)	1,350,312
787,016	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	893,735
3,460,922	Government National Mortgage Association, Series 2012-124, Class HT, 7.220%, 7/20/2032(b)	3,961,206
8,161,112	Government National Mortgage Association, Series 2012-H29, Class HF, 0.659%, 10/20/2062(b)	8,146,136
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 4.698%, 8/16/2051(b)	14,746,570
7,891,475	Government National Mortgage Association, Series 2013-H02, Class GF, 0.659%, 12/20/2062(b)	7,880,458
4,908,276	Government National Mortgage Association, Series 2013-H10, Class FA, 0.559%, 3/20/2063(b)	4,868,906
14,914,031	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	14,890,780
676,733	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.506%, 12/07/2020(b)	677,626
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,661,830
1,364,712	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.606%, 10/07/2020(b)	1,372,732
1,903,756	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.716%, 12/08/2020(b)	1,919,523
117,776	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.716%, 12/08/2020(b)	118,852

		212,330,561

	Commercial Mortgage-Backed Securities — 14.8%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.601%, 4/10/2049(b)	1,966,005
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	408,122
1,408,137	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,527,674
3,490,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.255%, 5/15/2030, 144A(b)	3,495,497

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.133%, 12/10/2049(b)	$1,654,129
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,502,662
885,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.955%, 3/15/2029, 144A(b)	885,521
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,868,946
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,815,608
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.978%, 2/15/2041(b)	3,370,197
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.955%, 3/15/2026, 144A(b)	1,000,058
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.855%, 12/05/2031, 144A(b)	1,200,773
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,477,695
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,663,238
6,840,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/08/2029, 144A(b)	6,859,631
3,555,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	3,222,618
256,080	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	276,412
2,785,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,057,356
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,483,615
3,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.935%, 4/15/2030, 144A(b)	3,475,909
1,647,789	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,815,760
1,887,334	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	2,132,418
1,160,624	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,255,659
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,906,343
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2, 3.085%, 8/15/2046	3,753,806
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.577%, 4/12/2049(b)	3,797,751
1,477,159	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.908%, 6/11/2049(b)	1,646,250
2,515,468	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,498,428
1,520,000	SCG Trust, Series 2013-SRP1, Class A, 1.555%, 11/15/2026, 144A(b)	1,522,517
4,155,202	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,511,993

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	$4,134,724
1,450,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class A2, 2.900%, 8/15/2046	1,493,602

		98,680,917

	Hybrid ARMs — 18.6%
2,014,696	FHLMC, 2.087%, 6/01/2037(b)	2,131,365
6,608,370	FHLMC, 2.117%, 5/01/2037(b)	7,025,085
2,039,990	FHLMC, 2.290%, 4/01/2036(b)	2,164,073
3,621,884	FHLMC, 2.345%, 7/01/2033(b)	3,846,515
3,038,330	FHLMC, 2.365%, 11/01/2036(b)	3,254,112
1,923,547	FHLMC, 2.369%, 4/01/2035(b)	2,062,966
2,817,285	FHLMC, 2.370%, 3/01/2036(b)	2,986,599
900,969	FHLMC, 2.375%, 2/01/2035(b)	960,518
6,146,356	FHLMC, 2.377%, 2/01/2036(b)	6,554,893
4,439,966	FHLMC, 2.401%, 9/01/2035(b)	4,712,302
3,021,805	FHLMC, 2.416%, 2/01/2036(b)	3,191,670
1,106,247	FHLMC, 2.447%, 4/01/2037(b)	1,185,684
1,241,306	FHLMC, 2.509%, 11/01/2038(b)	1,331,269
3,456,871	FHLMC, 2.514%, 4/01/2037(b)	3,712,050
467,543	FHLMC, 2.514%, 9/01/2038(b)	493,100
791,095	FHLMC, 2.805%, 3/01/2037(b)	830,689
2,685,801	FHLMC, 4.777%, 9/01/2038(b)	2,807,865
297,844	FHLMC, 5.257%, 12/01/2037(b)	320,905
293,975	FNMA, 1.909%, 2/01/2037(b)	314,432
3,619,892	FNMA, 1.923%, 7/01/2035(b)	3,848,121
1,067,998	FNMA, 2.258%, 9/01/2034(b)	1,139,404
834,888	FNMA, 2.310%, 12/01/2034(b)	888,148
1,858,886	FNMA, 2.310%, 1/01/2036(b)	1,972,828
646,274	FNMA, 2.321%, 4/01/2033(b)	687,957
2,480,305	FNMA, 2.323%, 4/01/2034	2,631,481
2,871,195	FNMA, 2.337%, 6/01/2036(b)	3,050,117
9,546,691	FNMA, 2.342%, 10/01/2034(b)	10,222,202
7,140,963	FNMA, 2.346%, 4/01/2034(b)	7,621,506
4,256,941	FNMA, 2.347%, 8/01/2035(b)	4,489,990
5,210,810	FNMA, 2.405%, 6/01/2037(b)	5,573,559
2,398,108	FNMA, 2.412%, 6/01/2033(b)	2,514,508
3,240,223	FNMA, 2.412%, 10/01/2033(b)	3,442,197
1,478,471	FNMA, 2.419%, 8/01/2034(b)	1,599,739
1,909,850	FNMA, 2.445%, 2/01/2047(b)	2,052,787
2,742,608	FNMA, 2.520%, 4/01/2037(b)	2,923,310
605,114	FNMA, 2.554%, 8/01/2033(b)	645,074
5,786,038	FNMA, 2.606%, 3/01/2037(b)	6,190,670
681,038	FNMA, 2.625%, 8/01/2036(b)	730,447
1,893,316	FNMA, 2.653%, 5/01/2035(b)	2,036,411
3,351,757	FNMA, 3.223%, 6/01/2035(b)	3,562,789
5,424,402	FNMA, 4.915%, 9/01/2037(b)	5,746,312

		123,455,649

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — 22.6%
$2,425,238	FHLMC, 2.374%, 9/01/2038(b)	$2,586,315
9,177,791	FHLMC, 2.375%, 3/01/2037(b)	9,782,156
5,390,106	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	5,536,687
1,507,014	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,577,400
1,283,239	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,373,589
583,739	FHLMC, 5.500%, 10/01/2023	635,396
49,533	FHLMC, 6.000%, 11/01/2019	54,362
1,533,726	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	1,722,606
21,162	FHLMC, 7.000%, 2/01/2016	21,547
909	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	996
1,702	FHLMC, 8.000%, 9/01/2015	1,758
2,353	FHLMC, 10.000%, 7/01/2019	2,621
35,598	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	37,693
6,099,841	FNMA, 2.277%, 4/01/2037(b)	6,460,331
5,210,164	FNMA, 2.288%, 7/01/2035(b)	5,524,070
8,510,670	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	8,736,071
2,737,066	FNMA, 4.500%, 1/01/2025	2,936,831
4,236,063	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	4,632,845
2,007,524	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	2,192,590
3,631,308	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	3,968,348
524,305	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	585,015
27,011	FNMA, 7.000%, 12/01/2022	27,088
154,913	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	175,222
6,729	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	6,961
5,534,133	GNMA, 1.859%, 2/20/2061(b)	5,808,714
4,532,283	GNMA, 2.059%, 2/20/2063(b)	4,788,325
5,209,464	GNMA, 2.328%, 3/20/2063(b)	5,586,686
3,189,234	GNMA, 2.544%, 2/20/2063(b)	3,434,072
4,727,424	GNMA, 4.479%, 2/20/2062	5,164,905
4,864,940	GNMA, 4.521%, 12/20/2061	5,311,925
7,343,524	GNMA, 4.532%, 12/20/2062	8,077,003
2,497,995	GNMA, 4.560%, 3/20/2062	2,730,623
12,380,070	GNMA, 4.583%, 11/20/2062	13,625,072
1,540,216	GNMA, 4.599%, 4/20/2063	1,700,640
4,403,925	GNMA, 4.604%, 6/20/2062	4,836,403
1,539,713	GNMA, 4.616%, 8/20/2061	1,678,519
1,978,787	GNMA, 4.639%, 3/20/2062	2,170,907
8,709,335	GNMA, 4.659%, 2/20/2062	9,556,701
2,009,113	GNMA, 4.698%, 7/20/2061	2,191,685
8,681,717	GNMA, 4.700%, with various maturities in 2061(c)	9,479,255
1,988,059	GNMA, 4.717%, 3/20/2061	2,162,600
1,667,256	GNMA, 4.808%, 8/20/2062	1,828,028
939,987	GNMA, 5.167%, 4/20/2061	1,028,558
30,029	GNMA, 6.000%, 12/15/2031	34,575
126,324	GNMA, 6.500%, 5/15/2031	146,130
114,274	GNMA, 7.000%, 10/15/2028	128,711

		150,048,535

	Total Bonds and Notes (Identified Cost $606,968,867)	611,434,030

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 7.5%
$6,265,000	Federal National Mortgage Association Discount Note, 0.060%, 4/24/2014(d)	$6,264,881
8,257,867	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $8,257,867 on 4/01/2014 collateralized by $8,320,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $8,424,000 including accrued interest (Note 2 of Notes to Financial Statements)	8,257,867
9,500,000	U.S. Treasury Bills, 0.045%-0.048%, 5/08/2014(d)	9,499,706
26,005,000	U.S. Treasury Bills, 0.073%-0.080%, 10/16/2014(d)	25,996,782

	Total Short-Term Investments (Identified Cost $50,016,280)	50,019,236

	Total Investments — 99.4% (Identified Cost $656,985,147)(a)	661,453,266
	Other assets less liabilities — 0.6%	3,837,472

	Net Assets — 100.0%	$665,290,738

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $656,985,147 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,169,384
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,701,265)

	Net unrealized appreciation	$4,468,119

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $38,689,615 or 5.8% of net assets.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2014 (Unaudited)

Collateralized Mortgage Obligations	31.9%
Mortgage Related	22.6
Hybrid ARMs	18.6
Commercial Mortgage-Backed Securities	14.8
ABS Car Loan	2.3
Other Investments, less than 2% each	1.7
Short-Term Investments	7.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$1,476,868,397	$161,783,800	$12,295,992	$656,985,147
Net unrealized appreciation (depreciation)	25,601,591	6,931,234	(285,619)	4,468,119

Investments at value	1,502,469,988	168,715,034	12,010,373	661,453,266
Cash	—	26,387	—	—
Due from brokers (Note 2)	220,000	—	—	—
Foreign currency at value (identified cost $0, $0, $114,184 and $0)	—	—	114,447	—
Receivable for Fund shares sold	19,213,060	488,284	1,683	3,216,413
Receivable from investment adviser (Note 6)	—	—	5,606	—
Receivable for securities sold	1,812,307	1,738,987	—	—
Receivable for delayed delivery securities sold (Note 2)	9,380,262	—	—	—
Dividends and interest receivable	14,722,406	2,154,925	151,105	2,264,498
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	10,000	4,294	—
Tax reclaims receivable	87,151	158	—	—
Receivable for variation margin on futures contracts (Note 2)	—	13,438	—	—

TOTAL ASSETS	1,547,905,174	173,147,213	12,287,508	666,934,177

LIABILITIES
Payable for securities purchased	24,222,703	1,159,759	60,000	—
Payable for delayed delivery securities purchased (Note 2)	94,803,107	—	—	—
Payable for Fund shares redeemed	2,857,291	174,494	2,569	721,818
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	36,877	5,820	—
Payable for variation margin on futures contracts (Note 2)	—	—	1,824	—
Distributions payable	—	—	—	315,592
Management fees payable (Note 6)	450,675	85,567	—	206,192
Deferred Trustees’ fees (Note 6)	333,057	136,074	58,438	288,740
Administrative fees payable (Note 6)	50,742	6,300	457	24,358
Payable to distributor (Note 6d)	14,663	1,974	97	3,760
Other accounts payable and accrued expenses	106,243	96,024	38,341	82,979

TOTAL LIABILITIES	122,838,481	1,697,069	167,546	1,643,439

NET ASSETS	$1,425,066,693	$171,450,144	$12,119,962	$665,290,738

NET ASSETS CONSIST OF:
Paid-in capital	$1,401,025,561	$164,259,255	$12,910,090	$671,370,303
Distributions in excess of net investment income	(138,602)	(915,922)	(89,207)	(3,225,059)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,456,260)	1,225,231	(417,793)	(7,322,625)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	25,635,994	6,881,580	(283,128)	4,468,119

NET ASSETS	$1,425,066,693	$171,450,144	$12,119,962	$665,290,738

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$435,595,064	$47,183,038	$8,046,499	$361,922,286

Shares of beneficial interest	33,251,225	10,494,774	834,213	31,057,747

Net asset value and redemption price per share	$13.10	$4.50	$9.65	$11.65

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.72	$4.71	$10.10	$12.01

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$932,250	$252,706	$—	$5,491,316

Shares of beneficial interest	70,819	55,959	—	471,775

Net asset value and offering price per share	$13.16	$4.52	$—	$11.64

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$203,307,447	$14,658,458	$2,588,764	$62,060,935

Shares of beneficial interest	15,511,914	3,252,608	271,759	5,321,205

Net asset value and offering price per share	$13.11	$4.51	$9.53	$11.66

Class N shares:
Net assets	$23,201,362	$—	$—	$—

Shares of beneficial interest	1,758,255	—	—	—

Net asset value, offering and redemption price per share	$13.20	$—	$—	$—

Class Y shares:
Net assets	$762,030,570	$109,355,942	$1,484,699	$235,816,201

Shares of beneficial interest	57,766,218	24,361,272	153,663	20,173,720

Net asset value, offering and redemption price per share	$13.19	$4.49	$9.66	$11.69

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$28,092,698	$4,777,826	$155,648	$7,175,904
Dividends	100,975	346,931	1,132	—

	28,193,673	5,124,757	156,780	7,175,904

Expenses
Management fees (Note 6)	2,490,244	509,288	39,994	1,216,393
Service and distribution fees (Note 6)	1,582,650	134,165	24,845	811,364
Administrative fees (Note 6)	289,964	37,252	2,926	144,715
Trustees’ fees and expenses (Note 6)	49,893	20,776	12,661	38,403
Transfer agent fees and expenses (Notes 6 and 7)	602,742	98,620	6,559	272,946
Audit and tax services fees	24,918	24,685	25,043	25,132
Custodian fees and expenses	53,210	39,196	19,308	19,267
Legal fees	8,489	1,048	94	4,155
Registration fees	68,648	45,047	33,314	49,773
Shareholder reporting expenses	47,361	9,390	1,038	16,952
Miscellaneous expenses	20,793	7,876	8,457	12,603

Total expenses	5,238,912	927,343	174,239	2,611,703
Fee/expense recovery (Note 6)	—	—	—	19
Less waiver and/or expense reimbursement (Note 6)	(30,733)	(29,145)	(95,806)	—

Net expenses	5,208,179	898,198	78,433	2,611,722

Net investment income	22,985,494	4,226,559	78,347	4,564,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,729,611	1,946,265	(207,395)	439,392
Futures contracts	—	(24,541)	25,892	—
Foreign currency transactions	53,443	(375,107)	(10,099)	—
Net change in unrealized appreciation (depreciation) on:
Investments	39,082,043	4,655,110	404,141	392,761
Futures contracts	—	(16,490)	(12,218)	—
Foreign currency translations	6,888	246,365	(12,820)	—

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	42,871,985	6,431,602	187,501	832,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,857,479	$10,658,161	$265,848	$5,396,335

See accompanying notes to financial statements.

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|  54

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$22,985,494	$51,424,057	$4,226,559	$11,194,515
Net realized gain on investments, futures contracts and foreign currency transactions	3,783,054	10,004,991	1,546,617	9,721,190
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	39,088,931	(79,732,461)	4,884,985	(6,196,937)

Net increase (decrease) in net assets resulting from operations	65,857,479	(18,303,413)	10,658,161	14,718,768

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,133,695)	(22,049,388)	(1,294,186)	(4,012,237)
Class B	(16,283)	(57,416)	(7,251)	(24,416)
Class C	(3,239,945)	(9,800,300)	(362,614)	(826,420)
Class N	(424,287)	(139,775)	—	—
Class Y	(13,691,981)	(32,556,568)	(3,161,490)	(7,718,674)
Net realized capital gains
Class A	(136,985)	(7,656,569)	(2,541,544)	(224,929)
Class B	(359)	(28,613)	(15,464)	(1,686)
Class C	(68,534)	(4,172,024)	(825,367)	(52,693)
Class N	(6,286)	—	—	—
Class Y	(216,547)	(10,215,543)	(5,865,247)	(409,949)

Total distributions	(25,934,902)	(86,676,196)	(14,073,163)	(13,271,004)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	68,866,899	28,754,694	5,285,990	(56,084,432)

Net increase (decrease) in net assets	108,789,476	(76,224,915)	1,870,988	(54,636,668)
NET ASSETS
Beginning of the period	1,316,277,217	1,392,502,132	169,579,156	224,215,824

End of the period	$1,425,066,693	$1,316,277,217	$171,450,144	$169,579,156

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(138,602)	$2,382,095	$(915,922)	$(316,940)

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$78,347	$229,231	$4,564,182	$7,651,464
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(191,602)	284,540	439,392	960,423
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	379,103	(1,122,879)	392,761	(14,157,642)

Net increase (decrease) in net assets resulting from operations	265,848	(609,108)	5,396,335	(5,545,755)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(60,780)	(206,411)	(3,882,024)	(8,021,271)
Class B	—	—	(43,443)	(103,744)
Class C	(20,131)	(54,617)	(482,003)	(1,101,044)
Class Y	(19,438)	(65,554)	(2,787,252)	(5,835,575)
Net realized capital gains
Class A	(239,614)	(216,225)	—	(122,270)
Class B	—	—	—	(2,674)
Class C	(87,333)	(81,575)	—	(26,374)
Class Y	(74,044)	(62,926)	—	(83,455)
Paid-in capital
Class A	—	—	—	(57,173)
Class B	—	—	—	(955)
Class C	—	—	—	(11,573)
Class Y	—	—	—	(40,475)

Total distributions	(501,340)	(687,308)	(7,194,722)	(15,406,583)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(2,557,115)	(3,307,652)	(18,142,870)	43,978,695

Net increase (decrease) in net assets	(2,792,607)	(4,604,068)	(19,941,257)	23,026,357
NET ASSETS
Beginning of the period	14,912,569	19,516,637	685,231,995	662,205,638

End of the period	$12,119,962	$14,912,569	$665,290,738	$685,231,995

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(89,207)	$(67,205)	$(3,225,059)	$(594,519)

See accompanying notes to financial statements.

|  56

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
CORE PLUS BOND FUND
Class A
3/31/2014(g)	$12.71	$0.22	$0.42	$0.64	$(0.25)	$(0.00)	$(0.25)
9/30/2013	13.52	0.44	(0.51)	(0.07)	(0.55)	(0.19)	(0.74)
9/30/2012	12.71	0.43	1.07	1.50	(0.50)	(0.19)	(0.69)
9/30/2011	12.75	0.52	0.03 (h)	0.55	(0.59)	—	(0.59)
9/30/2010	11.91	0.54	0.91	1.45	(0.61)	—	(0.61)
9/30/2009	10.54	0.59	1.44	2.03	(0.66)	—	(0.66)
Class B
3/31/2014(g)	12.77	0.18	0.41	0.59	(0.20)	(0.00)	(0.20)
9/30/2013	13.57	0.33	(0.50)	(0.17)	(0.44)	(0.19)	(0.63)
9/30/2012	12.75	0.34	1.07	1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.79	0.42	0.03 (h)	0.45	(0.49)	—	(0.49)
9/30/2010	11.95	0.44	0.92	1.36	(0.52)	—	(0.52)
9/30/2009	10.57	0.50	1.45	1.95	(0.57)	—	(0.57)
Class C
3/31/2014(g)	12.72	0.17	0.42	0.59	(0.20)	(0.00)	(0.20)
9/30/2013	13.53	0.34	(0.51)	(0.17)	(0.45)	(0.19)	(0.64)
9/30/2012	12.71	0.33	1.08	1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.76	0.42	0.02 (h)	0.44	(0.49)	—	(0.49)
9/30/2010	11.92	0.45	0.91	1.36	(0.52)	—	(0.52)
9/30/2009	10.55	0.51	1.44	1.95	(0.58)	—	(0.58)
Class N
3/31/2014(g)	12.80	0.25	0.42	0.67	(0.27)	(0.00)	(0.27)
9/30/2013*	13.43	0.32	(0.59)	(0.27)	(0.36)	—	(0.36)
Class Y
3/31/2014(g)	12.80	0.24	0.42	0.66	(0.27)	(0.00)	(0.27)
9/30/2013	13.61	0.47	(0.51)	(0.04)	(0.58)	(0.19)	(0.77)
9/30/2012	12.78	0.46	1.09	1.55	(0.53)	(0.19)	(0.72)
9/30/2011	12.82	0.55	0.03 (h)	0.58	(0.62)	—	(0.62)
9/30/2010	11.97	0.57	0.92	1.49	(0.64)	—	(0.64)
9/30/2009	10.60	0.62	1.44	2.06	(0.69)	—	(0.69)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

57  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)	Gross expenses (%) (f)	Net investment income (%) (f)	Portfolio turnover rate (%)

$13.10	5.11	$435,595	0.80	0.80	3.47	51
12.71	(0.61)	436,199	0.79	0.79	3.29	107
13.52	12.18	479,823	0.82	0.82	3.31	78
12.71	4.42	237,759	0.87	0.87	4.07	86
12.75	12.55	214,723	0.90	0.90	4.41	87
11.91	20.07	140,779	0.90	0.97	5.43	102

13.16	4.68	932	1.55	1.55	2.72	51
12.77	(1.32)	1,180	1.54	1.54	2.50	107
13.57	11.38	2,386	1.57	1.57	2.61	78
12.75	3.60	3,092	1.62	1.62	3.32	86
12.79	11.64	4,490	1.65	1.65	3.64	87
11.95	19.19	7,028	1.65	1.72	4.66	102

13.11	4.71	203,307	1.55	1.55	2.72	51
12.72	(1.36)	232,034	1.54	1.54	2.54	107
13.53	11.46	275,346	1.57	1.57	2.55	78
12.71	3.56	137,836	1.62	1.62	3.32	86
12.76	11.71	123,123	1.65	1.65	3.66	87
11.92	19.20	77,081	1.65	1.72	4.69	102

13.20	5.33	23,201	0.46	0.46	3.80	51
12.80	(2.02)	19,247	0.44	0.44	3.81	107

13.19	5.20	762,031	0.55	0.56	3.72	51
12.80	(0.35)	627,617	0.54	0.54	3.54	107
13.61	12.54	634,946	0.58	0.58	3.50	78
12.78	4.65	143,215	0.62	0.62	4.31	86
12.82	12.85	69,322	0.65	0.65	4.66	87
11.97	20.37	34,394	0.65	0.68	5.67	102

(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME FUND
Class A
3/31/2014(g)	$4.59	$0.11	$0.19	$0.30	$(0.13)	$(0.26)	$(0.39)
9/30/2013	4.60	0.24	0.03	0.27	(0.27)	(0.01)	(0.28)
9/30/2012	4.46	0.24	0.59	0.83	(0.30)	(0.39)	(0.69)
9/30/2011	4.91	0.28	(0.42)	(0.14)	(0.31)	—	(0.31)
9/30/2010	4.49	0.32	0.42	0.74	(0.32)	—	(0.32)
9/30/2009	4.24	0.34	0.24	0.58	(0.33)	—	(0.33)
Class B
3/31/2014(g)	4.61	0.09	0.19	0.28	(0.11)	(0.26)	(0.37)
9/30/2013	4.61	0.21	0.03	0.24	(0.23)	(0.01)	(0.24)
9/30/2012	4.47	0.21	0.58	0.79	(0.26)	(0.39)	(0.65)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	—	(0.27)
9/30/2010	4.50	0.28	0.42	0.70	(0.28)	—	(0.28)
9/30/2009	4.25	0.31	0.25	0.56	(0.31)	—	(0.31)
Class C
3/31/2014(g)	4.61	0.09	0.18	0.27	(0.11)	(0.26)	(0.37)
9/30/2013	4.61	0.21	0.04	0.25	(0.24)	(0.01)	(0.25)
9/30/2012	4.47	0.21	0.59	0.80	(0.27)	(0.39)	(0.66)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	—	(0.27)
9/30/2010	4.50	0.28	0.43	0.71	(0.29)	—	(0.29)
9/30/2009	4.24	0.31	0.26	0.57	(0.31)	—	(0.31)
Class Y
3/31/2014(g)	4.59	0.12	0.17	0.29	(0.13)	(0.26)	(0.39)
9/30/2013	4.59	0.25	0.04	0.29	(0.28)	(0.01)	(0.29)
9/30/2012	4.46	0.26	0.57	0.83	(0.31)	(0.39)	(0.70)
9/30/2011	4.90	0.29	(0.41)	(0.12)	(0.32)	—	(0.32)
9/30/2010	4.49	0.33	0.41	0.74	(0.33)	—	(0.33)
9/30/2009	4.24	0.34	0.25	0.59	(0.34)	—	(0.34)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes fee/expense recovery of 0.02%, 0.01%, 0.01% and 0.01% for Class A, B, C and Y, respectively.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Effective June 1, 2009, redemption fees were eliminated.

See accompanying notes to financial statements.

59  |

					Ratios to Average Net Assets:

Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$—		$4.50	6.46	$47,183	1.15		1.18		4.88	29
—		4.59	6.27	45,791	1.15	(h)	1.15	(h)	5.11	47
—		4.60	20.90	95,876	1.15		1.19		5.50	34
—		4.46	(3.30)	59,907	1.15	(i)	1.15	(i)	5.60	67
—		4.91	17.05	68,011	1.15		1.20		6.72	56
0.00	(j)	4.49	15.97	59,944	1.15		1.28		8.82	30

—		4.52	6.00	253	1.90		1.93		4.16	29
—		4.61	5.66	385	1.90	(h)	1.90	(h)	4.37	47
—		4.61	19.93	560	1.90		1.94		4.79	34
—		4.47	(4.04)	738	1.90	(i)	1.90	(i)	4.90	67
—		4.92	16.13	1,209	1.90		1.94		6.00	56
0.00	(j)	4.50	15.06	1,569	1.90		2.06		8.32	30

—		4.51	6.05	14,658	1.90		1.93		4.14	29
—		4.61	5.46	15,233	1.90	(h)	1.90	(h)	4.36	47
—		4.61	19.96	16,863	1.90		1.94		4.78	34
—		4.47	(4.02)	15,790	1.90	(i)	1.90	(i)	4.89	67
—		4.92	16.15	19,312	1.90		1.95		5.97	56
0.00	(j)	4.50	15.37	17,827	1.90		2.03		8.09	30

—		4.49	6.61	109,356	0.90		0.93		5.14	29
—		4.59	6.56	108,170	0.90	(h)	0.90	(h)	5.37	47
—		4.59	20.93	110,917	0.90		0.95		5.78	34
—		4.46	(2.86)	38,011	0.90	(i)	0.90	(i)	5.86	67
—		4.90	17.11	69,887	0.90		0.93		7.02	56
0.00	(j)	4.49	16.29	105,713	0.90		0.92		8.32	30

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERNATIONAL BOND FUND
Class A
3/31/2014(f)	$9.81	$0.06	$0.14		$0.20	$(0.07)	$(0.29)	$(0.36)
9/30/2013	10.44	0.14	(0.41)		(0.27)	(0.18)	(0.18)	(0.36)
9/30/2012	10.94	0.19	0.62		0.81	(0.94)	(0.37)	(1.31)
9/30/2011	11.17	0.25	0.06	(i)	0.31	(0.40)	(0.14)	(0.54)
9/30/2010	10.84	0.22	0.48		0.70	(0.29)	(0.08)	(0.37)
9/30/2009	9.19	0.32	1.53		1.85	(0.20)	—	(0.20)
Class C
3/31/2014(f)	9.73	0.03	0.13		0.16	(0.07)	(0.29)	(0.36)
9/30/2013	10.37	0.06	(0.39)		(0.33)	(0.13)	(0.18)	(0.31)
9/30/2012	10.87	0.12	0.61		0.73	(0.86)	(0.37)	(1.23)
9/30/2011	11.11	0.17	0.05	(i)	0.22	(0.32)	(0.14)	(0.46)
9/30/2010	10.82	0.15	0.46		0.61	(0.24)	(0.08)	(0.32)
9/30/2009	9.18	0.24	1.53		1.77	(0.13)	—	(0.13)
Class Y
3/31/2014(f)	9.82	0.07	0.14		0.21	(0.08)	(0.29)	(0.37)
9/30/2013	10.44	0.16	(0.40)		(0.24)	(0.20)	(0.18)	(0.38)
9/30/2012	10.93	0.21	0.63		0.84	(0.96)	(0.37)	(1.33)
9/30/2011	11.16	0.28	0.06	(i)	0.34	(0.43)	(0.14)	(0.57)
9/30/2010	10.82	0.25	0.47		0.72	(0.30)	(0.08)	(0.38)
9/30/2009	9.18	0.33	1.53		1.86	(0.22)	—	(0.22)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2014 (Unaudited).
(g)	Effective July 1, 2012, the expense limit decreased from 1.10%, 1.85% and 0.85% to 1.05%, 1.80% and 0.80% for Class A, Class C and Class Y shares, respectively.
(h)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 1.09%, 1.84% and 0.84% for Class A, Class C and Class Y shares, respectively.
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

61  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)	Net investment income (%) (e)	Portfolio turnover rate (%)

$9.65	2.20	$8,046	1.05		2.49	1.30	28
9.81	(2.62)	8,983	1.05		1.93	1.39	107
10.44	8.42	11,898	1.09	(g)(h)	1.85	1.83	169
10.94	2.70	10,927	1.10		1.64	2.26	136
11.17	6.66	18,758	1.10		1.49	2.14	128
10.84	20.41	8,479	1.10		2.11	3.29	91

9.53	1.73	2,589	1.80		3.24	0.55	28
9.73	(3.27)	3,328	1.80		2.68	0.65	107
10.37	7.64	4,355	1.84	(g)(h)	2.61	1.13	169
10.87	1.87	7,503	1.85		2.40	1.52	136
11.11	5.86	6,145	1.85		2.24	1.40	128
10.82	19.58	2,955	1.85		2.93	2.56	91

9.66	2.23	1,485	0.80		2.24	1.55	28
9.82	(2.34)	2,601	0.80		1.68	1.64	107
10.44	8.68	3,264	0.85	(g)(h)	1.60	2.05	169
10.93	3.06	5,852	0.85		1.36	2.47	136
11.16	6.92	8,908	0.85		1.23	2.41	128
10.82	20.73	13,049	0.85		1.92	3.53	91

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Distributions from paid-in capital (b)
LIMITED TERM GOVERNMENT AND AGENCY FUND
Class A
3/31/2014(g)	$11.68	$0.08	$0.02	$0.10	$(0.13)	$—	$—
9/30/2013	12.04	0.13	(0.23)	(0.10)	(0.26)	(0.00)	(0.00)
9/30/2012	11.87	0.18	0.28	0.46	(0.29)	(0.00)	—
9/30/2011	12.02	0.17	0.03	0.20	(0.26)	(0.09)	—
9/30/2010	11.60	0.20	0.49	0.69	(0.27)	—	—
9/30/2009	10.98	0.35	0.63	0.98	(0.36)	—	—
Class B
3/31/2014(g)	11.67	0.04	0.01	0.05	(0.08)	—	—
9/30/2013	12.03	0.04	(0.23)	(0.19)	(0.17)	(0.00)	(0.00)
9/30/2012	11.86	0.10	0.27	0.37	(0.20)	(0.00)	—
9/30/2011	12.00	0.09	0.03	0.12	(0.17)	(0.09)	—
9/30/2010	11.59	0.12	0.47	0.59	(0.18)	—	—
9/30/2009	10.97	0.26	0.63	0.89	(0.27)	—	—
Class C
3/31/2014(g)	11.69	0.04	0.01	0.05	(0.08)	—	—
9/30/2013	12.05	0.04	(0.23)	(0.19)	(0.17)	(0.00)	(0.00)
9/30/2012	11.88	0.10	0.27	0.37	(0.20)	(0.00)	—
9/30/2011	12.03	0.08	0.03	0.11	(0.17)	(0.09)	—
9/30/2010	11.61	0.12	0.48	0.60	(0.18)	—	—
9/30/2009	10.99	0.26	0.63	0.89	(0.27)	—	—
Class Y
3/31/2014(g)	11.72	0.09	0.02	0.11	(0.14)	—	—
9/30/2013	12.08	0.16	(0.23)	(0.07)	(0.29)	(0.00)	(0.00)
9/30/2012	11.91	0.21	0.28	0.49	(0.32)	(0.00)	—
9/30/2011	12.05	0.20	0.04	0.24	(0.29)	(0.09)	—
9/30/2010	11.64	0.23	0.48	0.71	(0.30)	—	—
9/30/2009	11.01	0.39	0.63	1.02	(0.39)	—	—

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

63  |

				Ratios to Average Net Assets:

Total distributions	Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$(0.13)	$11.65	0.83	$361,922	0.80		0.80		1.38	4
(0.26)	11.68	(0.81)	355,212	0.87	(h)	0.87	(h)	1.11	39
(0.29)	12.04	3.94	357,870	0.85		0.90		1.54	56
(0.35)	11.87	1.71	293,675	0.85		0.92		1.44	66
(0.27)	12.02	6.03	164,265	0.89		0.97		1.73	89
(0.36)	11.60	9.05	118,619	0.90		0.99		3.10	77

(0.08)	11.64	0.46	5,491	1.55		1.55		0.64	4
(0.17)	11.67	(1.56)	5,930	1.62	(h)	1.62	(h)	0.34	39
(0.20)	12.03	3.17	8,370	1.60		1.65		0.81	56
(0.26)	11.86	1.04	10,976	1.60		1.68		0.72	66
(0.18)	12.00	5.16	4,049	1.64		1.72		1.00	89
(0.27)	11.59	8.24	4,442	1.65		1.74		2.32	77

(0.08)	11.66	0.46	62,061	1.55		1.55		0.64	4
(0.17)	11.69	(1.55)	71,963	1.62	(h)	1.62	(h)	0.36	39
(0.20)	12.05	3.17	75,522	1.60		1.65		0.80	56
(0.26)	11.88	0.96	68,776	1.60		1.67		0.68	66
(0.18)	12.03	5.24	75,984	1.64		1.72		0.98	89
(0.27)	11.61	8.24	50,973	1.65		1.74		2.32	77

(0.14)	11.69	0.96	235,816	0.54		0.54		1.62	4
(0.29)	11.72	(0.56)	252,127	0.62	(h)	0.62	(h)	1.35	39
(0.32)	12.08	4.19	220,444	0.60		0.65		1.77	56
(0.38)	11.91	2.05	130,874	0.60		0.67		1.68	66
(0.30)	12.05	6.20	95,847	0.63		0.71		1.94	89
(0.39)	11.64	9.40	28,004	0.65		0.72		3.42	77

(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes corporate tax expenses of 0.03% for Class A, B, C and Y shares. Without this expense the ratio of net expenses for Class A, B, C and Y shares would have been 0.84%, 1.59%, 1.59% and 0.59%, respectively.

See accompanying notes to financial statements.

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Notes to Financial Statements

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1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N Shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

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Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to

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value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold,

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the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

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e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is

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Notes to Financial Statements (continued)

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determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

No swap agreements were held by the Funds during the six months ended March 31, 2014.

g.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding

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delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium

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amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received, taxable overdistribution and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, dividends payable, trust preferred securities adjustments, contingent payment debt instruments, return of capital distributions received and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Core Plus Bond Fund	$78,998,718	$7,677,478	$—	$86,676,196
High Income Fund	12,581,747	689,257	—	13,271,004
International Bond Fund	523,768	163,540	—	687,308
Limited Term Government and Agency Fund	15,061,634	234,773	110,176	15,406,583

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2013, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agent Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(107,452)
Long-term:
No expiration date	—	—	—	(82,408)

Total capital loss carryforward	$—	$—	$—	$(189,860)

Late year ordinary and post-October capital loss deferrals*	$(9,747,912)	$—	$—	$(7,556,110)

*	Under current tax law, capital losses, foreign currency losses, and losses on contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

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j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. Due from brokers’ balances in the Statement of Assets and Liabilities for Core Plus Bond Fund represent cash pledged for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, none of the Funds had loaned securities under this agreement.

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m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith

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by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$8,765,762	(b)	$8,765,762
Airlines	—	—	4,465,590	(b)	4,465,590
All Other Non-Convertible Bonds(a)	—	1,300,328,980	—		1,300,328,980

Total Non-Convertible Bonds	—	1,300,328,980	13,231,352		1,313,560,332

Convertible Bonds(a)	—	—	1,706,840	(c)	1,706,840

Total Bonds and Notes	—	1,300,328,980	14,938,192		1,315,267,172

Senior Loans(a)	—	45,434,092	—		45,434,092
Preferred Stocks
Media Cable	—	9,034,450	—		9,034,450
All Other Preferred Stocks(a)	2,658,840	—	—		2,658,840

Total Preferred Stocks	2,658,840	9,034,450	—		11,693,290

Short-Term Investments	—	130,075,434	—		130,075,434

Total	$2,658,840	$1,484,872,956	$14,938,192		$1,502,469,988

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$230,685	$450,000	(b)	$680,685
Airlines	—	1,073,632	1,623,326	(b)	2,696,958
All Other Non-Convertible Bonds(a)	—	122,648,509	—		122,648,509

Total Non-Convertible Bonds	—	123,952,826	2,073,326		126,026,152

Convertible Bonds
Wirelines	—	—	48,865	(c)	48,865
All Other Convertible Bonds(a)	—	20,314,192	—		20,314,192

Total Convertible Bonds	—	20,314,192	48,865		20,363,057

Total Bonds and Notes	—	144,267,018	2,122,191		146,389,209

Senior Loans(a)	—	2,776,829	—		2,776,829
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	37,791	273,941	—		311,732
REITs — Mortgage	—	515,606	—		515,606
All Other Convertible Preferred Stocks(a)	2,903,130	—	—		2,903,130

Total Convertible Preferred Stocks	2,940,921	789,547	—		3,730,468

Non-Convertible Preferred Stocks(a)	3,608,274	—	—		3,608,274

Total Preferred Stocks	6,549,195	789,547	—		7,338,742

Common Stocks(a)	4,252,994	—	—		4,252,994
Warrants(d)	39,846	—	—		39,846
Short-Term Investments	—	7,917,414	—		7,917,414

Total Investments	10,842,035	155,750,808	2,122,191		168,715,034

Forward Foreign Currency Contracts (unrealized appreciation)	—	10,000	—		10,000

Total	$10,842,035	$155,760,808	$2,122,191		$168,725,034

|  76

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(36,877)	$—	$(36,877)
Futures Contracts (unrealized depreciation)	(27,714)	—	—	(27,714)

Total	$(27,714)	$(36,877)	$—	$(64,591)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero using Level 2 inputs.

Preferred stocks valued at $714,690 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized at the beginning of the reporting period.

International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$1,405,884	$45,338	(b)	$1,451,222
All Other Non-Convertible Bonds(a)	—	10,284,800	—		10,284,800

Total Non-Convertible Bonds	—	11,690,684	45,338		11,736,022

Convertible Bonds(a)	—	23,537	—		23,537

Total Bonds and Notes	—	11,714,221	45,338		11,759,559

Preferred Stocks	13,127	20,946	—		34,073
Short-Term Investments	—	216,741	—		216,741

Total Investments	13,127	11,951,908	45,338		12,010,373

Forward Foreign Currency Contracts (unrealized appreciation)	—	4,294	—		4,294
Futures Contracts (unrealized appreciation)	1,437	—	—		1,437

Total	$14,564	$11,956,202	$45,338		$12,016,104

77  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

International Bond Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,820)	$—	$(5,820)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

A preferred stock valued at $18,054 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized at the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$283,192	(b)	$283,192
Collateralized Mortgage Obligations	—	196,906,365	15,424,196	(b)	212,330,561
All Other Bonds and Notes(a)	—	398,820,277	—		398,820,277

Total Bonds and Notes	—	595,726,642	15,707,388		611,434,030

Short-Term Investments	—	50,019,236	—		50,019,236

Total	$—	$645,745,878	$15,707,388		$661,453,266

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

|  78

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$8,485,775	$—	$—	$279,987	$—
Airlines	4,343,325	295	226	160,759	—
Convertible Bonds
Wirelines	1,513,625	2,853	—	190,362	—

Total	$14,342,725	$3,148	$226	$631,108	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$8,765,762	$279,987
Airlines	(39,015)	—	—	4,465,590	163,523
Convertible Bonds
Wirelines	—	—	—	1,706,840	190,362

Total	$(39,015)	$—	$—	$14,938,192	$633,872

79  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$119	$449,881
Airlines	740,816	4,539	934	52,481	850,000
Convertible Bonds
Wirelines	43,333	—	—	5,532	—

Total	$784,149	$4,539	$934	$58,132	$1,299,881

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$450,000	$119
Airlines	(25,444)	—	—	1,623,326	56,295
Convertible Bonds
Wirelines	—	—	—	48,865	5,532

Total	$(25,444)	$—	$—	$2,122,191	$61,946

|  80

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

International Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$41,625	$—	$—	$3,713	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
United States	$—	$—	$—	$45,338	$3,713

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Student Loan	$1,336,443	$—	$—	$(4,306)	$—
Collateralized Mortgage Obligations	38,339,237	—	—	(261,510)	—

Total	$39,675,680	$—	$—	$(265,816)	$—

81  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
ABS Student Loan	$(1,048,945)	$—	$—	$283,192	$(1,053)
Collateralized Mortgage Obligations	(104,369)	—	(22,549,162)	15,424,196	(261,398)

Total	$(1,153,314)	$—	$(22,549,162)	$15,707,388	$(262,451)

Debt securities valued at $22,549,162 were transferred from Level 3 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2014, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

|  82

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund and International Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2014, High Income Fund and International Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$10,000	$—	$10,000

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(36,877)	$—	$(36,877)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(27,714)	(27,714)

Total liability derivatives	$(36,877)	$(27,714)	$(64,591)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(24,541)	$—
Foreign exchange contracts	—	370,436

Total	$(24,541)	$370,436

83  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(16,490)	$—
Foreign exchange contracts	—	245,854

Total	$(16,490)	$245,854

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$4,294	$—	$4,294
Exchange traded/cleared asset derivatives
Interest rate contracts	—	1,437	1,437

Total asset derivatives	$4,294	$1,437	$5,731

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,820)	$—	$(5,820)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$25,892	$—
Foreign exchange contracts	—	(10,875)

Total	$25,892	$(10,875)

|  84

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(12,218)	$—
Foreign exchange contracts	—	(12,777)

Total	$(12,218)	$(12,777)

[2]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forwards foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2014:

High Income Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	4.27%	1.34%
Highest Notional Amount Outstanding	3.81%	3.37%
Lowest Notional Amount Outstanding	3.11%	0.53%
Notional Amount Outstanding as of March 31, 2014	3.76%	3.34%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	25.58%	6.40%
Highest Notional Amount Outstanding	29.86%	7.13%
Lowest Notional Amount Outstanding	9.26%	5.87%
Notional Amount Outstanding as of March 31, 2014	9.26%	7.13%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards, and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements

85  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreements, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of March 31, 2014, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements for the Funds, by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$10,000	$(10,000)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(36,877)	$10,000	$(26,877)	$—	$(26,877)

International Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$1,745	$(1,400)	$345	$—	$345
Credit Suisse International	2,549	—	2,549	—	2,549

	$4,294	$(1,400)	$2,894	$—	$2,894

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(1,338)	$—	$(1,338)	$—	$(1,338)
Barclays Bank PLC	(1,400)	1,400	—	—	—
UBS AG	(3,082)	—	(3,082)	—	(3,082)

	$(5,820)	$1,400	$(4,420)	$—	$(4,420)

|  86

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on the balances reflected on each Fund’s Statement of Assets and Liabilities, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements pursuant to ISDA agreements, are as follows as of March 31, 2014:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
High Income Fund	$143,630	$133,630
International Bond Fund	14,296	12,896

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$555,348,720	$499,496,662	$138,401,833	$159,060,988
High Income Fund	3,813,196	3,399,469	42,124,833	48,708,950
International Bond Fund	1,059,791	1,365,021	2,513,111	5,089,478
Limited Term Government and Agency Fund	13,818,867	59,126,788	9,210,611	33,179,657

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements,

87  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

|  88

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$1,245,122	$—	$1,245,122	0.188%	0.188%
High Income Fund	509,288	29,145	480,143	0.600%	0.570%
International Bond Fund	39,994	39,994	—	0.600%	0.000%
Limited Term Government and Agency Fund	1,216,393	—	1,216,393	0.369%	0.369%

[1]	Management fee waivers are subject to possible recovery until September 30, 2015.

For the six months ended March 31, 2014, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$1,245,122	0.188%

For the six months ended March 31, 2014, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Class A	Class B	Class C	Class Y
Core Plus Bond Fund	$9,536	$22	$4,364	$16,811

In addition, the investment adviser reimbursed non-class-specific expenses of International Bond Fund in the amount of $55,812 for the six months ended March 31, 20142.

[2]	Expense reimbursements are subject to possible recovery until September 30, 2015.

89  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, expense reimbursements related to the prior fiscal year were recovered as follows:

	Recovered Expenses
Fund	Class A	Class B	Class C	Class Y	Total
Limited Term Government and Agency Fund	$10	$—	$2	$7	$19

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

|  90

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$527,576	$1,332	$262,437	$3,995	$787,310
High Income Fund	57,738	392	18,714	1,177	56,144
International Bond Fund	10,496	—	3,587	—	10,762
Limited Term Government and Agency Fund	445,112	7,575	83,988	22,726	251,963

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$289,964
High Income Fund	37,252
International Bond Fund	2,926
Limited Term Government and Agency Fund	144,715

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries.

91  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$530,522
High Income Fund	72,789
International Bond Fund	3,888
Limited Term Government and Agency Fund	151,999

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$14,663
High Income Fund	1,974
International Bond Fund	97
Limited Term Government and Agency Fund	3,760

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2014 were as follows:

Fund	Commissions
Core Plus Bond Fund	$237,171
High Income Fund	22,683
International Bond Fund	1,551
Limited Term Government and Agency Fund	87,281

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At March 31, 2014, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.20%
International Bond Fund	1.23%
Limited Term Government and Agency Fund	0.09%

Investment activities of affiliated shareholders could have material impacts on the Funds.

93  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2014, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses:

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$195,471	$494	$97,238	$36	$309,503

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2014, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Plus Bond Fund	—	—	0.20%	0.20%
High Income Fund	2	14.27%	—	14.27%
International Bond Fund	1	24.21%	1.23%	25.44%
Limited Term Government and Agency Fund	1	9.55%	0.09%	9.64%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

95  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,291,186	$81,279,309	23,400,679	$312,055,029
Issued in connection with the reinvestment of distributions	509,747	6,579,083	1,815,759	23,994,065
Redeemed	(7,859,718)	(101,227,508)	(26,393,734)	(344,871,782)

Net change	(1,058,785)	$(13,369,116)	(1,177,296)	$(8,822,688)

Class B
Issued from the sale of shares	685	$8,820	3,363	$45,726
Issued in connection with the reinvestment of distributions	1,029	13,339	5,269	70,185
Redeemed	(23,314)	(302,116)	(92,007)	(1,231,008)

Net change	(21,600)	$(279,957)	(83,375)	$(1,115,097)

Class C
Issued from the sale of shares	1,542,925	$19,960,062	8,354,865	$111,674,557
Issued in connection with the reinvestment of distributions	143,439	1,852,168	591,854	7,828,050
Redeemed	(4,417,631)	(56,882,672)	(11,061,448)	(144,010,707)

Net change	(2,731,267)	$(35,070,442)	(2,114,729)	$(24,508,100)

Class N
Issued from the sale of shares	500,324	$6,514,207	1,567,247	$19,814,495
Issued in connection with the reinvestment of distributions	33,116	430,573	10,969	139,775
Redeemed	(278,393)	(3,622,052)	(75,008)	(954,522)

Net change	255,047	$3,322,728	1,503,208	$18,999,748

Class Y
Issued from the sale of shares	20,155,591	$262,602,256	45,112,822	$603,948,919
Issued in connection with the reinvestment of distributions	837,408	10,885,315	2,320,259	30,841,104
Redeemed	(12,258,683)	(159,223,885)	(45,057,119)	(590,589,192)

Net change	8,734,316	$114,263,686	2,375,962	$44,200,831

Increase (decrease) from capital share transactions	5,177,711	$68,866,899	503,770	$28,754,694

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

|  96

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,442,862	$6,536,493	4,989,606	$23,721,653
Issued in connection with the reinvestment of distributions	780,945	3,451,430	812,256	3,817,055
Redeemed	(1,694,436)	(7,645,566)	(16,692,970)	(78,579,586)

Net change	529,371	$2,342,357	(10,891,108)	$(51,040,878)

Class B
Issued from the sale of shares	3,463	$15,765	11,352	$52,895
Issued in connection with the reinvestment of distributions	4,455	19,786	4,586	21,581
Redeemed	(35,472)	(164,182)	(53,925)	(252,094)

Net change	(27,554)	$(128,631)	(37,987)	$(177,618)

Class C
Issued from the sale of shares	259,496	$1,180,009	702,239	$3,347,581
Issued in connection with the reinvestment of distributions	225,208	996,853	150,549	707,094
Redeemed	(539,955)	(2,449,788)	(1,205,196)	(5,689,434)

Net change	(55,251)	$(272,926)	(352,408)	$(1,634,759)

Class Y
Issued from the sale of shares	4,651,312	$20,861,767	17,170,028	$80,940,800
Issued in connection with the reinvestment of distributions	1,507,201	6,651,452	1,311,917	6,160,472
Redeemed	(5,368,753)	(24,168,029)	(19,061,214)	(90,332,449)

Net change	789,760	$3,345,190	(579,269)	$(3,231,177)

Increase (decrease) from capital share transactions	1,236,326	$5,285,990	(11,860,772)	$(56,084,432)

97  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	189,331	$1,820,341	418,554	$4,190,166
Issued in connection with the reinvestment of distributions	27,646	261,255	31,172	316,920
Redeemed	(298,102)	(2,888,395)	(673,797)	(6,649,849)

Net change	(81,125)	$(806,799)	(224,071)	$(2,142,763)

Class C
Issued from the sale of shares	9,519	$89,499	108,173	$1,088,309
Issued in connection with the reinvestment of distributions	8,952	83,701	9,072	91,839
Redeemed	(88,952)	(851,597)	(194,937)	(1,913,707)

Net change	(70,481)	$(678,397)	(77,692)	$(733,559)

Class Y
Issued from the sale of shares	85,480	$835,692	152,390	$1,539,901
Issued in connection with the reinvestment of distributions	4,537	42,916	5,073	51,430
Redeemed	(201,263)	(1,950,527)	(205,113)	(2,022,661)

Net change	(111,246)	$(1,071,919)	(47,650)	$(431,330)

Increase (decrease) from capital share transactions	(262,852)	$(2,557,115)	(349,413)	$(3,307,652)

|  98

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,782,165	$79,167,998	12,850,713	$153,126,484
Issued in connection with the reinvestment of distributions	275,575	3,217,974	561,467	6,662,144
Redeemed	(6,402,239)	(74,735,776)	(12,732,399)	(151,248,094)

Net change	655,501	$7,650,196	679,781	$8,540,534

Class B
Issued from the sale of shares	99,086	$1,156,901	57,224	$682,522
Issued in connection with the reinvestment of distributions	3,611	42,128	8,642	102,565
Redeemed	(139,025)	(1,621,087)	(253,623)	(3,009,576)

Net change	(36,328)	$(422,058)	(187,757)	$(2,224,489)

Class C
Issued from the sale of shares	737,972	$8,622,673	2,982,402	$35,505,345
Issued in connection with the reinvestment of distributions	25,186	294,380	58,167	690,850
Redeemed	(1,596,043)	(18,648,494)	(3,153,586)	(37,432,038)

Net change	(832,885)	$(9,731,441)	(113,017)	$(1,235,843)

Class Y
Issued from the sale of shares	7,050,830	$82,579,261	19,772,954	$235,387,316
Issued in connection with the reinvestment of distributions	142,406	1,667,901	321,692	3,829,024
Redeemed	(8,532,124)	(99,886,729)	(16,833,635)	(200,317,847)

Net change	(1,338,888)	$(15,639,567)	3,261,011	$38,898,493

Increase (decrease) from capital share transactions	(1,552,600)	$(18,142,870)	3,640,018	$43,978,695

99  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014